Related Party Transactions - Principal Transactions and Amounts Due From/To China Tower (Detail) - China Tower Corporation Limited [member] - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [Line Items]
Tower Assets Disposal			¥ 30,131
Tower Assets lease fee	¥ 15,389	¥ 11,657	¥ 2,742
Provision of IT services	49	12
Accounts receivable	5	10
Prepayments and other current assets	2,152	2,278
Total amounts due from China Tower	2,157	2,288
Accounts payable	2,611	3,697
Accrued expenses and other payables	1,374	807
Total amounts due to China Telecom Group	¥ 3,985	¥ 4,504